Net Income (loss) Per Ordinary Shares	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net Income (loss) Per Ordinary Shares
NOTE 9 - NET INCOME (LOSS) PER ORDINARY SHARE:
The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated:

	Six months ended		Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

Basic net loss per ordinary share
Numerator:
Net loss from continuing operations	(15,045)	(10,074)	(9,995)	(3,698)
Dividend on Series E Redeemable Preferred	—	(1,788)	—	(906)
Dividend on Series D Redeemable Preferred	—	(2,654)	—	(1,346)
Dividend on Series C Redeemable Preferred	—	(941)	—	(477)
Dividend on Series B-2 Redeemable Preferred	—	(650)	—	(329)
Dividend on Series B-1 Redeemable Preferred	—	(262)	—	(129)
Dividend on Series A Redeemable Preferred	—	(1,183)	—	(601)

Numerator for basic and diluted net loss per common share – net loss attributable to common stockholders	(15,045)	(17,552)	(9,995)	(7,486)

Denominator:
Denominator for basic and dilutive net loss per common share- adjusted weighted-average share	97,296,206	10,927,357	97,442,359	11,020,299

Basic and dilutive net loss per common share	(0.15)	(1.61)	(0.10)	(0.68)

The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been antidilutive:

	Six months ended		Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

Options	15,378,561	16,408,933	15,300,870	16,432,641
Restricted Stock Units	2,748,135	—	3,649,756	—
Warrants liability	—	40,452	—	—
Private Warrants	3,330,000	—	3,330,000	—
Public Warrants	5,750,000	—	5,750,000	—
Forfeiture Shares	1,006,250	—	1,006,250	—
Redeemable convertible Preferred A shares	—	32,901,384	—	32,901,384
Redeemable convertible Preferred B-1 shares	—	10,078,756	—	10,119,208
Redeemable convertible Preferred B-2 shares	—	18,670,270	—	18,670,270
Redeemable convertible Preferred C shares	—	9,424,938	—	9,424,938
Redeemable convertible Preferred D shares	—	19,313,646	—	19,313,646
Redeemable convertible Preferred E shares	—	11,080,674	—	11,080,674